Available-for-sale Debt Investments	12 Months Ended
Dec. 31, 2022
Debt Securities, Available-for-Sale [Abstract]
Available-for-sale Debt Investments

9. Available-for-sale Debt Investments

Investments in Particle

In 2014 and 2015, the Company entered into a series of share purchase transactions and acquired certain Series of convertible redeemable preferred shares of Particle Inc. (“Particle”). Particle operates Yidian, a personalized news and life-style information application in China that allows users to define and explore desired content on their mobile devices.

In 2019, the Company entered into a share purchase agreement with Run Liang Tai Management Limited, or Run Liang Tai, and its designated entities and entered into a series of supplemental agreements thereafter, for its sale of the entire previously held convertible redeemable preferred shares of Particle. The transaction was arranged to deal in several installments and the last batch transaction was closed on October 19, 2020. The Company recognized a gain on disposal of available-for-sale debt investments of RMB573.9 million and a gain on changes in fair value of forward contract in relation to disposal of investments in Particle of RMB16.1 million in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020.

In August 2020, the Company acquired 4,584,209 Series D1 preferred shares of Particle from Run Liang Tai, which were previously pledged to the Company to secure the repayment of an interest-free loan related to co-sale of Particle shares with the principal of approximately US$9.7 million granted by the Company to Run Liang Tai. The Company recognized a loss on changes in fair value of loan related to co-sale of Particle shares of RMB24.5 million in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020.

9. Available-for-sale Debt Investments (Continued)

Investments in Particle (Continued)

As of December 31, 2021 and 2022, the Company held 4,584,209 Series D1 convertible redeemable preferred shares of Particle, respectively, which had been accounted for as available-for-sale debt investments, representing an aggregate of approximately 0.60% equity interest in Particle on an as-if converted basis (which reflected the completion of the issuance of additional shares under Particle’s share incentive plan). The fair value of available-for-sale debt investments in Particle was RMB23.4 million and RMB0.3 million as of December 31, 2021 and 2022, respectively.

The Company has determined that its investments in convertible redeemable preferred shares of Particle are not considered in-substance common stock but considered debt securities as the preferred shares of Particle are redeemable at the option of the Company and are therefore not within the scope of ASC 323 Equity Method and Joint Ventures. The Company’s investments in convertible redeemable preferred shares of Particle are classified as available-for-sale debt investments and reported at fair value, which is estimated by management after considering valuation reports prepared by a reputable and independent appraisal firm on a recurring basis. Refer to Note 18 for details.

Investments in Fengyi Technology

In December 2018, the Group acquired 40% equity interest of Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”) with a consideration of RMB2.0 million. Fengyi Technology mainly engages in advertising service in China. As the investment in Fengyi Technology is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group’s investment in Fengyi Technology is classified as available-for-sale debt investments and reported at fair value. The Group had fully written down the whole investment in Fengyi Technology and recognized an impairment loss of RMB2.0 million in 2020.

Investments in Humanistic Intelligence

As of December 31, 2019, the Group had loan receivable of approximately RMB9.8 million due from Phoenix FM (Beijing) Information Technology Co., Ltd., (“FM Beijing”), which had been fully impaired. In April 2020, through a series of debt restructuring transactions, the Group acquired 19.99% of the equity interest in FM Beijing. In August 2020, the Group acquired 6.04% equity interest of Humanistic Intelligence Inc. (“Humanistic Intelligence”) through a share exchange transaction related to FM Beijing, and recognized a gain of RMB6.0 million from the transaction, which was included in the income/(loss) from equity method investments, net of impairment item in the consolidated statements of comprehensive income/(loss) of 2020. As the investment in Humanistic Intelligence is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group’s investment in Humanistic Intelligence is classified as available-for-sale debt investments and reported at fair value. The Group had fully written down the whole investment in Humanistic Intelligence and recognized an impairment loss related to credit losses of RMB6.0 million in 2022. As of December 31, 2021 and 2022, the fair value of investment in Humanistic Intelligence was RMB6.0 million and nil, respectively.

As the Group does not expect to sell or redeem the investments mentioned above within one year, the available-for-sale debt investments are classified as long-term available-for-sale debt investments. Total accumulated unrealized loss on available-for-sale debt investments recorded in accumulated other comprehensive income excluding tax effect were RMB15.3 million and RMB41.8 million as of December 31, 2021 and 2022, respectively. The total fair value of available-for-sale debt investments were RMB29.4 million and RMB0.3 million as of December 31, 2021 and 2022, respectively (see Note 18).